INVESTMENT IN A JOINT VENTURE - Summarized financial information of the joint venture (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Current assets	¥ 163,391		¥ 205,935				$ 25,041
Non-current assets	557,884		551,796				85,500
Current liabilities	74,852		91,249				11,472
Non-current liabilities	212,493		218,256				$ 32,567
Revenue	155,372	$ 23,812	233,199		¥ 227,711
Depreciation, depletion and amortization	(52,306)	(8,016)	(57,699)		(50,838)
Interest income	1,473	226	1,067		798
Finance costs	(6,190)	(949)	(5,865)		(5,162)
(Loss)/Profit before tax	34,907	5,350	85,649		75,157
Income tax credit/(expense)	(9,951)	(1,525)	(24,604)		(22,482)
(Loss)/Profit after tax	24,956		61,045		52,675
Total comprehensive (expense)/income	11,720		62,618		61,687
Dividends received from a joint venture	42	6	172		132
Joint ventures [member]
Disclosure of joint ventures [line items]
Current assets	9,092		10,742
Non-current assets	47,737		49,417
Current liabilities	(7,391)		(7,616)
Non-current liabilities	(11,794)		(10,589)
Revenue	12,089		18,178		18,661
Depreciation, depletion and amortization	(3,321)		(3,195)		(3,446)
Interest income	101		140		95
Finance costs	(946)		(822)		(518)
(Loss)/Profit before tax	(1,641)		1,961		(17,816)
Income tax credit/(expense)	35		(875)		6,630
(Loss)/Profit after tax	(1,606)		1,086		(11,186)
Total comprehensive (expense)/income	(1,606)		1,086		(11,186)
Dividends received from a joint venture	¥ 42	$ 6	¥ 172	$ 25	¥ 132	$ 20